Interest-bearing bank borrowings (Tables)	12 Months Ended
Dec. 31, 2020
Interest-bearing bank borrowings
Schedule of Interest-bearing bank borrowings

	2020	2019
Current
-Secured	6,027	400,325
Non-current
-Secured	2,054,649	2,060,933

	2,060,676	2,461,258

Schedule of maturity profile of the bank borrowings

	2020	2019
Maturity profile of the bank borrowings:
Within 1 year	6,027	400,325
Between 1 and 2 years	100,089	6,130
Between 2 and 5 years	909,190	489,440
Over 5 years	1,045,370	1,565,363
	2,060,676	2,461,258

Schedule of bank borrowings are secured by assets

	Note	2020	2019
Equity interest in subsidiaries		2,060,676	2,066,948
Restricted cash and equity interest in a subsidiary	(c)	—	394,310

		2,060,676	2,461,258